Financial Instruments, Risk Management and Capital Management - Summary of Maturity Profile of the Groups Financial Liabilities Based on Contractual Undiscounted Payments (Detail) - RUB (₽)
₽ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Profile Of The Groups Financial Liabilities Based On Contractual Undiscounted Payments [Line Items]
Trade and other payables	₽ 42,623	₽ 21,242
Borrowings	10,796	4,116
Lease liabilities	20,110	12,575
Accrued expenses	1,677	907
Total financial liabilities	75,206	38,840
On demand [Member]
Disclosure Of Maturity Profile Of The Groups Financial Liabilities Based On Contractual Undiscounted Payments [Line Items]
Trade and other payables	0	0
Borrowings	0	3,840
Lease liabilities	0	0
Accrued expenses	0	0
Total financial liabilities	0	3,840
Within 1 year [Member]
Disclosure Of Maturity Profile Of The Groups Financial Liabilities Based On Contractual Undiscounted Payments [Line Items]
Trade and other payables	42,545	21,242
Borrowings	7,582	110
Lease liabilities	4,763	2,737
Accrued expenses	1,677	907
Total financial liabilities	56,567	24,996
1 to 3 years [Member]
Disclosure Of Maturity Profile Of The Groups Financial Liabilities Based On Contractual Undiscounted Payments [Line Items]
Trade and other payables	78	0
Borrowings	1,121	166
Lease liabilities	7,637	5,042
Accrued expenses	0	0
Total financial liabilities	8,836	5,208
3 to 5 years [Member]
Disclosure Of Maturity Profile Of The Groups Financial Liabilities Based On Contractual Undiscounted Payments [Line Items]
Trade and other payables	0	0
Borrowings	572	0
Lease liabilities	4,845	3,183
Accrued expenses	0	0
Total financial liabilities	5,417	3,183
> 5 years [Member]
Disclosure Of Maturity Profile Of The Groups Financial Liabilities Based On Contractual Undiscounted Payments [Line Items]
Trade and other payables	0	0
Borrowings	1,521	0
Lease liabilities	2,865	1,613
Accrued expenses	0	0
Total financial liabilities	₽ 4,386	₽ 1,613